Income Tax Matters - Temporary Differences (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 7,820	€ 8,229	€ 8,675
Deferred tax liabilities	2,145	2,395	€ 2,550
Deferred tax liabilities (assets) offset	(2,689)	(2,910)
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,044	1,347
Deferred tax liabilities	2,192	2,308
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,139	1,243
Deferred tax liabilities	1,168	1,190
Personnel commitments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,562	1,665
Deferred tax liabilities	35	34
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,079	1,134
Deferred tax liabilities	42	31
Investments in subsidiaries, associates and other shareholdings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4	0
Deferred tax liabilities	1,015	1,299
Inventories and receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	301	356
Deferred tax liabilities	53	85
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	746	1,154
Deferred tax liabilities	329	358
Total deferred tax assets for temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,875	6,899
Deferred tax liabilities	4,834	5,305
Total temporary difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 3,186	€ 3,989